Small Company Growth Portfolio
Schedule of Investments (unaudited)
As of March 31, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.7%)
Communication Services (4.5%)
*	Ziff Davis Inc.	269,242	21,014
*	Cargurus Inc.	893,269	16,686
*	ZipRecruiter Inc. Class A	736,436	11,739
	Iridium Communications Inc.	90,271	5,591
*	Yelp Inc. Class A	80,912	2,484
	Cable One Inc.	2,039	1,432
*	Clear Channel Outdoor Holdings Inc.	1,059,840	1,272
*	Vimeo Inc.	301,251	1,154
*	Playtika Holding Corp.	101,387	1,142
*	DHI Group Inc.	116,046	450
*	Integral Ad Science Holding Corp.	26,928	384
*	TripAdvisor Inc.	18,594	369
*	Consolidated Communications Holdings Inc.	132,935	343
*	Bandwidth Inc. Class A	18,491	281
*	Cinemark Holdings Inc.	17,660	261
*	Mediaalpha Inc. Class A	16,434	246
	Shutterstock Inc.	3,278	238
*	WideOpenWest Inc.	17,597	187
	Madison Square Garden Sports Corp.	920	179
			65,452
Consumer Discretionary (13.1%)
	Churchill Downs Inc.	64,832	16,665
*	Skechers USA Inc. Class A	299,315	14,224
*	frontdoor Inc.	450,022	12,547
*	Sally Beauty Holdings Inc.	628,701	9,795
*	Under Armour Inc. Class C	877,944	7,489
*	Grand Canyon Education Inc.	65,230	7,430
*,1	Canada Goose Holdings Inc.	373,110	7,182
*,1	Sportradar Holding AG Class A	546,258	6,353
	Texas Roadhouse Inc. Class A	49,166	5,313
*	Skyline Champion Corp.	68,991	5,190
*	Fox Factory Holding Corp.	40,448	4,909
*	Floor & Decor Holdings Inc. Class A	44,861	4,406
	Boyd Gaming Corp.	65,536	4,202
	Murphy USA Inc.	16,195	4,179
*,1	Farfetch Ltd. Class A	827,820	4,065
	Williams-Sonoma Inc.	32,376	3,939
	Toll Brothers Inc.	64,490	3,871
	Hanesbrands Inc.	635,605	3,343
	Travel & Leisure Co.	77,981	3,057
	Buckle Inc.	71,281	2,544
*	SeaWorld Entertainment Inc.	41,072	2,518

		Shares	Market Value ($000)
	Oxford Industries Inc.	23,385	2,469
*	Master Craft Boat Holdings Inc.	79,297	2,413
*	Cavco Industries Inc.	7,362	2,339
*	Malibu Boats Inc. Class A	38,810	2,191
*	Perdoceo Education Corp.	158,802	2,133
	Tapestry Inc.	49,297	2,125
*	Five Below Inc.	9,798	2,018
*	Tri Pointe Homes Inc.	79,259	2,007
*	Modine Manufacturing Co.	75,621	1,743
	Dine Brands Global Inc.	25,557	1,729
*	CarParts.com Inc.	299,553	1,600
	Pool Corp.	4,582	1,569
*	Brinker International Inc.	40,511	1,539
	Wingstop Inc.	7,824	1,436
	Signet Jewelers Ltd.	18,264	1,421
	Academy Sports & Outdoors Inc.	21,353	1,393
*	Stitch Fix Inc. Class A	260,592	1,332
*	Visteon Corp.	8,295	1,301
	Ruth's Hospitality Group Inc.	76,148	1,250
	Patrick Industries Inc.	17,664	1,216
*	Deckers Outdoor Corp.	2,528	1,137
*	Inspired Entertainment Inc.	87,599	1,120
*	RH	4,333	1,055
	Build-A-Bear Workshop Inc.	44,181	1,027
*	Hilton Grand Vacations Inc.	22,935	1,019
*	Shake Shack Inc. Class A	17,313	961
*	Everi Holdings Inc.	52,353	898
	Monarch Casino & Resort Inc.	11,778	873
*	Chegg Inc.	51,557	840
*	American Axle & Manufacturing Holdings Inc.	105,780	826
*	Six Flags Entertainment Corp.	29,416	786
	International Game Technology plc	26,796	718
*	Taylor Morrison Home Corp. Class A	18,673	714
*,1	Luminar Technologies Inc. Class A	100,977	655
	Steven Madden Ltd.	18,020	649
*	Coursera Inc.	50,076	577
*	Destination XL Group Inc.	99,149	546
	Standard Motor Products Inc.	13,776	509
	Wendy's Co.	22,920	499
*	Boot Barn Holdings Inc.	6,395	490
*	Dave & Buster's Entertainment Inc.	12,519	461
	RCI Hospitality Holdings Inc.	5,197	406
	Hibbett Inc.	6,826	403
	Installed Building Products Inc.	3,485	397
	PulteGroup Inc.	6,047	352
*	Accel Entertainment Inc. Class A	38,333	349
*,1	Wayfair Inc. Class A	6,383	219
*,1	Torrid Holdings Inc.	44,029	192
*	Golden Entertainment Inc.	4,166	181
	Carriage Services Inc. Class A	5,888	180
*	Stride Inc.	3,555	140
*	Duluth Holdings Inc. Class B	20,048	128
[1]	Dillard's Inc. Class A	395	122
*,1	Workhorse Group Inc.	89,508	119
*	Stoneridge Inc.	6,110	114
*,1	Carvana Co. Class A	11,579	113
*	Warby Parker Inc. Class A	9,414	100
			188,320

		Shares	Market Value ($000)
Consumer Staples (2.0%)
	Lamb Weston Holdings Inc.	42,383	4,430
	Coca-Cola Consolidated Inc.	7,915	4,235
*	elf Beauty Inc.	51,213	4,217
	Cal-Maine Foods Inc.	68,199	4,153
*	Performance Food Group Co.	28,456	1,717
*	BJ's Wholesale Club Holdings Inc.	17,993	1,369
*	Darling Ingredients Inc.	20,041	1,170
	Vector Group Ltd.	87,148	1,047
*	Herbalife Nutrition Ltd.	58,607	944
	Medifast Inc.	7,544	782
	Inter Parfums Inc.	4,200	597
*	Beauty Health Co.	43,356	548
	Turning Point Brands Inc.	25,502	535
*,1	Rite Aid Corp.	233,358	523
	John B Sanfilippo & Son Inc.	5,013	486
*	Vital Farms Inc.	26,459	405
	Energizer Holdings Inc.	11,431	397
*	USANA Health Sciences Inc.	3,770	237
	PriceSmart Inc.	2,922	209
*	Olaplex Holdings Inc.	42,233	180
			28,181
Energy (2.7%)
	Viper Energy Partners LP	124,470	3,485
*	Par Pacific Holdings Inc.	117,515	3,431
	Liberty Energy Inc. Class A	256,874	3,291
	Diamondback Energy Inc.	21,745	2,939
	SM Energy Co.	87,090	2,452
	Range Resources Corp.	80,612	2,134
	Texas Pacific Land Corp.	1,184	2,014
*	Nabors Industries Ltd. (XNYS)	16,037	1,955
*	Southwestern Energy Co.	362,694	1,813
	Ovintiv Inc. (XNYS)	44,095	1,591
*	Weatherford International plc	26,568	1,577
	PDC Energy Inc.	23,566	1,512
*	US Silica Holdings Inc.	94,857	1,133
*	Denbury Inc.	12,778	1,120
	Delek US Holdings Inc.	44,635	1,024
*	Talos Energy Inc.	64,895	963
*	Antero Resources Corp.	40,437	934
	Matador Resources Co.	19,219	916
	Riley Exploration Permian Inc.	18,541	706
	PBF Energy Inc. Class A	15,997	694
	Murphy Oil Corp.	14,644	542
	CONSOL Energy Inc.	8,704	507
*	Callon Petroleum Co.	11,726	392
	Patterson-UTI Energy Inc.	29,566	346
	Arch Resources Inc.	2,174	286
*	NexTier Oilfield Solutions Inc.	31,121	247
*	Oceaneering International Inc.	10,600	187
*	Vital Energy Inc.	2,679	122
	Solaris Oilfield Infrastructure Inc. Class A	11,808	101
			38,414
Financials (6.6%)
	LPL Financial Holdings Inc.	91,494	18,518
*	Euronet Worldwide Inc.	156,068	17,464
	WisdomTree Inc.	1,472,040	8,626

		Shares	Market Value ($000)
	FactSet Research Systems Inc.	10,462	4,343
	MarketAxess Holdings Inc.	9,838	3,850
	Everest Re Group Ltd.	10,614	3,800
	RLI Corp.	26,289	3,494
	Brightsphere Investment Group Inc.	134,634	3,175
	Synovus Financial Corp.	95,630	2,948
	Virtus Investment Partners Inc.	15,091	2,873
*	StoneX Group Inc.	24,014	2,486
*	AvidXchange Holdings Inc.	301,690	2,353
*	Shift4 Payments Inc. Class A	25,780	1,954
	Bank of NT Butterfield & Son Ltd.	68,436	1,848
	Lincoln National Corp.	82,147	1,846
	Victory Capital Holdings Inc. Class A	62,424	1,827
*	LendingClub Corp.	207,991	1,500
*	Toast Inc. Class A	76,586	1,359
*	NMI Holdings Inc. Class A	60,626	1,354
*	Green Dot Corp. Class A	67,718	1,163
*	Palomar Holdings Inc.	15,919	879
*	Payoneer Global Inc.	128,065	804
*	International Money Express Inc.	25,592	660
	Perella Weinberg Partners Class A	70,035	637
	Westamerica BanCorp.	14,031	622
*	Skyward Specialty Insurance Group Inc.	25,574	559
*,1	Avantax Inc.	20,441	538
	Jack Henry & Associates Inc.	3,022	456
	Brown & Brown Inc.	7,318	420
	Kinsale Capital Group Inc.	1,355	407
	Hanmi Financial Corp.	20,789	386
*	PROG Holdings Inc.	12,995	309
*	Flywire Corp.	7,778	228
	Federated Hermes Inc.	5,461	219
	Pathward Financial Inc.	4,833	201
*	WEX Inc.	879	162
*	Open Lending Corp. Class A	18,805	132
	Esquire Financial Holdings Inc.	3,213	126
			94,526
Health Care (23.1%)
*	QuidelOrtho Corp.	269,893	24,045
*	Merit Medical Systems Inc.	320,177	23,677
	STERIS plc	116,304	22,247
	Cooper Cos. Inc.	38,630	14,423
*	Henry Schein Inc.	152,953	12,472
*	Certara Inc.	489,706	11,807
*	Sotera Health Co.	532,386	9,535
	Bio-Techne Corp.	119,678	8,879
*	HealthEquity Inc.	149,611	8,784
	Teleflex Inc.	33,437	8,470
*	Nevro Corp.	206,110	7,451
	Bruker Corp.	81,185	6,401
*	Omnicell Inc.	93,862	5,507
*	Medpace Holdings Inc.	27,429	5,158
*	Inspire Medical Systems Inc.	21,702	5,080
*	Halozyme Therapeutics Inc.	126,807	4,843
*	Catalent Inc.	72,265	4,749
*	CorVel Corp.	24,388	4,641
*	SpringWorks Therapeutics Inc.	179,375	4,617
*	Veracyte Inc.	201,235	4,488
*	Legend Biotech Corp. ADR	92,519	4,461

		Shares	Market Value ($000)
*	Doximity Inc. Class A	134,122	4,343
*	Neurocrine Biosciences Inc.	42,733	4,325
*	Agios Pharmaceuticals Inc.	182,642	4,195
	Chemed Corp.	7,471	4,018
*	Arvinas Inc.	146,289	3,997
*	Shockwave Medical Inc.	17,353	3,763
*	Ionis Pharmaceuticals Inc.	104,885	3,749
*	Sarepta Therapeutics Inc.	26,646	3,673
*	Relay Therapeutics Inc.	221,172	3,643
*	Alkermes plc	129,049	3,638
*	IQVIA Holdings Inc.	18,203	3,620
*	Pediatrix Medical Group Inc.	241,457	3,600
*	Align Technology Inc.	10,763	3,596
*	Charles River Laboratories International Inc.	16,830	3,397
*	AMN Healthcare Services Inc.	40,896	3,393
*	Fate Therapeutics Inc.	574,928	3,277
*	Lantheus Holdings Inc.	38,404	3,171
*	Axogen Inc.	322,548	3,048
*	HealthStream Inc.	97,748	2,649
*	Veeva Systems Inc. Class A	13,567	2,493
*	Axonics Inc.	39,741	2,168
*	Avantor Inc.	102,242	2,161
	Stevanato Group SpA	82,172	2,128
*	Teladoc Health Inc.	80,718	2,091
*	Tenet Healthcare Corp.	32,419	1,926
*	C4 Therapeutics Inc.	591,714	1,858
*	Exact Sciences Corp.	25,763	1,747
*	Karyopharm Therapeutics Inc.	446,713	1,738
*	Exelixis Inc.	88,057	1,709
	iRadimed Corp.	41,868	1,647
*	ACADIA Pharmaceuticals Inc.	86,989	1,637
*	Haemonetics Corp.	19,473	1,611
*	STAAR Surgical Co.	23,928	1,530
*	Coherus Biosciences Inc.	222,441	1,521
*	Protagonist Therapeutics Inc.	62,076	1,428
*	Intercept Pharmaceuticals Inc.	103,462	1,389
*	Apellis Pharmaceuticals Inc.	19,450	1,283
*	Natera Inc.	22,914	1,272
*	Novocure Ltd.	20,245	1,218
*	PTC Therapeutics Inc.	22,166	1,074
*	ViewRay Inc.	302,903	1,048
*	iRhythm Technologies Inc.	8,199	1,017
*	Bridgebio Pharma Inc.	57,834	959
*	Sangamo Therapeutics Inc.	513,123	903
*	MacroGenics Inc.	111,566	800
*,2	Scilex Holding Co. (Acquired 1/6/23, Cost $1,125)	107,359	792
*	Deciphera Pharmaceuticals Inc.	48,741	753
*	Y-mAbs Therapeutics Inc.	146,322	733
*,1	Innovage Holding Corp.	85,882	685
*	Atara Biotherapeutics Inc.	230,197	668
*	Arrowhead Pharmaceuticals Inc.	26,059	662
*	Evolent Health Inc. Class A	20,061	651
*	Akebia Therapeutics Inc.	1,138,604	638
*	Puma Biotechnology Inc.	197,181	609
*	PetIQ Inc. Class A	52,171	597
*	NGM Biopharmaceuticals Inc.	145,358	593
*	Kiniksa Pharmaceuticals Ltd. Class A	52,211	562
*	AtriCure Inc.	13,061	541

		Shares	Market Value ($000)
*	Syneos Health Inc.	14,838	528
*	Phreesia Inc.	16,209	523
*,1	Heron Therapeutics Inc.	345,855	522
*	Option Care Health Inc.	15,971	507
*	Tactile Systems Technology Inc.	29,979	492
*	Affimed NV	653,577	487
*	Ultragenyx Pharmaceutical Inc.	12,072	484
*	Selecta Biosciences Inc.	341,573	475
*	Health Catalyst Inc.	39,627	462
*,1	Novavax Inc.	66,190	459
*	Agenus Inc.	297,112	452
*	CytomX Therapeutics Inc.	281,383	425
*	Silk Road Medical Inc.	9,758	382
*	Arcturus Therapeutics Holdings Inc.	15,924	382
*	Precision BioSciences Inc.	462,172	348
*	Cerus Corp.	110,384	328
*	Inogen Inc.	25,202	314
*	Joint Corp.	18,651	314
*	Surmodics Inc.	13,367	304
*	UFP Technologies Inc.	2,306	299
*	LivaNova plc	6,765	295
*,1	Spectrum Pharmaceuticals Inc.	359,537	270
*	Karuna Therapeutics Inc.	1,375	250
*	Voyager Therapeutics Inc.	31,880	246
*	Glaukos Corp.	4,618	231
*	FibroGen Inc.	12,108	226
	Ensign Group Inc.	2,300	220
*	Pennant Group Inc.	14,403	206
*	Viemed Healthcare Inc.	21,005	203
*	CareDx Inc.	21,695	198
*	MEI Pharma Inc.	739,217	169
*	Cue Biopharma Inc.	47,166	168
*,1	Gossamer Bio Inc.	125,198	158
*	Rigel Pharmaceuticals Inc.	108,453	143
*	Relmada Therapeutics Inc.	62,799	142
*	Pieris Pharmaceuticals Inc.	140,951	138
*	Amedisys Inc.	1,854	136
*	Fortress Biotech Inc.	151,271	124
*	Twist Bioscience Corp.	7,961	120
*	Gritstone bio Inc.	33,605	93
*	Eiger BioPharmaceuticals Inc.	100,909	90
*	ImmunoGen Inc.	23,469	90
*	Aadi Bioscience Inc.	10,349	75
*	Harpoon Therapeutics Inc.	98,260	73
*	Retractable Technologies Inc.	39,875	70
*	Homology Medicines Inc.	66,289	68
*,1	Aquestive Therapeutics Inc.	55,778	64
*	Assembly Biosciences Inc.	63,315	53
*,1	Molecular Templates Inc.	112,801	43
*,1	Celularity Inc.	62,505	39
*	Avalo Therapeutics Inc.	19,776	35
*	Athenex Inc.	10,104	13
			332,606
Industrials (20.6%)
	Ritchie Bros Auctioneers Inc.	390,920	22,005
	Sensata Technologies Holding plc	432,699	21,644
*	Alight Inc. Class A	1,964,836	18,096
*	ACV Auctions Inc. Class A	1,388,250	17,922

		Shares	Market Value ($000)
	Forward Air Corp.	133,703	14,408
*	Kirby Corp.	170,184	11,862
	Tennant Co.	144,866	9,928
	Applied Industrial Technologies Inc.	69,081	9,819
	Matson Inc.	161,406	9,631
	John Bean Technologies Corp.	71,904	7,858
*	Generac Holdings Inc.	67,878	7,332
*	Cimpress plc	141,188	6,187
*	Atkore Inc.	41,697	5,858
*	WillScot Mobile Mini Holdings Corp.	117,617	5,514
	Allison Transmission Holdings Inc.	115,029	5,204
	EMCOR Group Inc.	31,524	5,126
	Watts Water Technologies Inc. Class A	27,181	4,575
*	GMS Inc.	77,679	4,497
*	TriNet Group Inc.	55,464	4,471
	UFP Industries Inc.	55,134	4,382
	Tetra Tech Inc.	28,290	4,156
	AGCO Corp.	28,914	3,909
*	Middleby Corp.	26,185	3,839
	Terex Corp.	76,805	3,716
	Howmet Aerospace Inc.	86,239	3,654
	Heartland Express Inc.	212,369	3,381
	WESCO International Inc.	20,374	3,149
	H&E Equipment Services Inc.	70,474	3,117
*	ExlService Holdings Inc.	19,099	3,091
	Booz Allen Hamilton Holding Corp. Class A	33,330	3,089
	Carlisle Cos. Inc.	12,449	2,814
*,1	Rocket Lab USA Inc.	640,178	2,586
	Valmont Industries Inc.	7,729	2,468
*	Axon Enterprise Inc.	10,648	2,394
	Heidrick & Struggles International Inc.	76,224	2,314
	Advanced Drainage Systems Inc.	26,720	2,250
	Herc Holdings Inc.	19,457	2,216
	Kforce Inc.	33,311	2,107
	Apogee Enterprises Inc.	48,503	2,098
*	SP Plus Corp.	60,917	2,089
	Veritiv Corp.	14,897	2,013
*	Heritage-Crystal Clean Inc.	55,753	1,985
	CSG Systems International Inc.	36,474	1,959
	Marten Transport Ltd.	89,113	1,867
*	Masonite International Corp.	17,201	1,561
*	Titan International Inc.	144,555	1,515
	Lincoln Electric Holdings Inc.	8,930	1,510
	Exponent Inc.	14,636	1,459
*	Upwork Inc.	122,997	1,392
	Enerpac Tool Group Corp. Class A	52,403	1,336
*	MRC Global Inc.	134,226	1,305
*	Franklin Covey Co.	33,533	1,290
*	Masterbrand Inc.	159,851	1,285
	Graco Inc.	16,937	1,237
	Robert Half International Inc.	14,480	1,167
*	Forrester Research Inc.	35,932	1,162
	GrafTech International Ltd.	233,112	1,133
	Boise Cascade Co.	17,317	1,095
	Wabash National Corp.	41,888	1,030
	EnerSys	11,325	984
*	ASGN Inc.	11,351	938
	Universal Logistics Holdings Inc.	30,282	883

		Shares	Market Value ($000)
*	Lyft Inc. Class A	91,948	852
	Nordson Corp.	3,696	822
*	LegalZoom.Com Inc.	87,515	821
	Kadant Inc.	3,828	798
*	Daseke Inc.	102,461	792
*	Sterling Infrastructure Inc.	19,435	736
	Donaldson Co. Inc.	10,171	665
	Genpact Ltd.	13,798	638
*	Shoals Technologies Group Inc. Class A	28,012	638
	Insperity Inc.	4,964	603
*	JELD-WEN Holding Inc.	44,218	560
*	Array Technologies Inc.	22,630	495
*	Liquidity Services Inc.	31,042	409
	MSA Safety Inc.	3,039	406
*	CIRCOR International Inc.	12,192	379
*,1	Enovix Corp.	22,429	334
	Trinity Industries Inc.	10,936	266
	Brink's Co.	3,480	232
	Allegion plc	2,166	231
*,1	ESS Tech Inc.	155,370	216
*	American Woodmark Corp.	3,857	201
*,1	SunPower Corp.	12,138	168
	Vertiv Holdings Co. Class A	10,999	157
*	Sun Country Airlines Holdings Inc.	7,212	148
	Quanta Services Inc.	840	140
*	Air Transport Services Group Inc.	6,598	137
	Global Industrial Co.	4,712	126
			296,832
Information Technology (17.7%)
*	Trimble Inc.	295,002	15,464
*,1	GLOBALFOUNDRIES Inc.	173,267	12,506
*	Smartsheet Inc. Class A	244,630	11,693
*	Dynatrace Inc.	270,064	11,424
*	N-Able Inc.	741,583	9,789
*	Okta Inc.	110,799	9,555
*	ON Semiconductor Corp.	113,504	9,344
*	Tenable Holdings Inc.	171,765	8,161
*	Momentive Global Inc.	867,640	8,086
	Jabil Inc.	83,755	7,384
*	Lattice Semiconductor Corp.	77,261	7,378
*	Monday.com Ltd.	46,215	6,597
*	Qualtrics International Inc. Class A	350,990	6,258
*	Manhattan Associates Inc.	40,153	6,218
*	Dropbox Inc. Class A	249,897	5,403
*	Consensus Cloud Solutions Inc.	147,985	5,045
*	8x8 Inc.	1,191,820	4,970
*	Wix.com Ltd.	49,236	4,914
*	Elastic NV	84,057	4,867
*	Nutanix Inc. Class A	162,116	4,213
*	Cadence Design Systems Inc.	19,586	4,115
*	Axcelis Technologies Inc.	28,920	3,854
*	Pure Storage Inc. Class A	146,664	3,741
*	Impinj Inc.	26,956	3,653
*	Extreme Networks Inc.	188,485	3,604
*	Box Inc. Class A	124,934	3,347
*	Fair Isaac Corp.	4,533	3,185
*	Paylocity Holding Corp.	15,692	3,119
*	Domo Inc. Class B	213,104	3,024

		Shares	Market Value ($000)
*	Sumo Logic Inc.	242,566	2,906
*	Yext Inc.	302,089	2,903
*	Synaptics Inc.	25,224	2,804
*	Rapid7 Inc.	60,418	2,774
*	Teradata Corp.	68,224	2,748
*	CommVault Systems Inc.	46,184	2,620
*	Diodes Inc.	27,876	2,586
*	CommScope Holding Co. Inc.	384,716	2,451
*	Super Micro Computer Inc.	22,423	2,389
*	New Relic Inc.	31,020	2,335
*	Arlo Technologies Inc.	381,183	2,310
*	Everbridge Inc.	63,338	2,196
*	Zuora Inc. Class A	208,875	2,064
*	MaxLinear Inc.	52,563	1,851
*	RingCentral Inc. Class A	59,487	1,824
*	SMART Global Holdings Inc.	92,805	1,600
	Amkor Technology Inc.	58,400	1,520
	Pegasystems Inc.	31,091	1,507
*	Infinera Corp.	185,748	1,441
*	Semtech Corp.	58,118	1,403
*	eGain Corp.	174,153	1,322
*	BigCommerce Holdings Inc. Series 1	144,218	1,289
*	EngageSmart Inc.	56,454	1,087
	CDW Corp.	5,328	1,038
*	Globant SA	6,229	1,022
*	PTC Inc.	7,380	946
	Vishay Intertechnology Inc.	36,752	831
*	Blackline Inc.	12,196	819
*,1	SkyWater Technology Inc.	67,631	770
*	PDF Solutions Inc.	16,608	704
*	Brightcove Inc.	155,847	694
*	Varonis Systems Inc. Class B	25,913	674
*	ePlus Inc.	13,331	654
	A10 Networks Inc.	41,989	650
*	PROS Holdings Inc.	20,938	574
*	FormFactor Inc.	17,995	573
*	Diebold Nixdorf Inc.	428,456	514
*	Aeva Technologies Inc.	369,915	440
*	CEVA Inc.	13,427	409
*	ACM Research Inc. Class A	32,998	386
*	EPAM Systems Inc.	1,256	376
*	Alpha & Omega Semiconductor Ltd.	13,251	357
*	CS Disco Inc.	52,064	346
*	NCR Corp.	14,498	342
*	Calix Inc.	6,259	335
*	Confluent Inc. Class A	12,645	304
*	Sanmina Corp.	4,809	293
*,1	Kaltura Inc.	130,995	252
*	Akoustis Technologies Inc.	74,537	230
*	Ultra Clean Holdings Inc.	6,514	216
*	Squarespace Inc. Class A	6,801	216
*	Workiva Inc. Class A	1,600	164
*	Upland Software Inc.	37,477	161
*	LivePerson Inc.	9,742	43
			254,174
Materials (3.5%)
	Graphic Packaging Holding Co.	711,836	18,145
	Eagle Materials Inc.	38,294	5,620

		Shares	Market Value ($000)
	Chemours Co.	109,849	3,289
	Warrior Met Coal Inc.	86,256	3,166
	Olin Corp.	55,288	3,068
*	O-I Glass Inc.	101,840	2,313
*	Ingevity Corp.	31,482	2,252
	AdvanSix Inc.	57,628	2,205
	American Vanguard Corp.	83,250	1,821
	Innospec Inc.	14,589	1,498
	Myers Industries Inc.	61,692	1,322
	Sensient Technologies Corp.	16,128	1,235
*	Constellium SE Class A	71,203	1,088
	Alpha Metallurgical Resources Inc.	5,232	816
	Avery Dennison Corp.	4,103	734
*	LSB Industries Inc.	43,042	445
	Berry Global Group Inc.	5,918	349
	Compass Minerals International Inc.	7,952	273
	Chase Corp.	2,591	271
*	Livent Corp.	9,811	213
	Koppers Holdings Inc.	5,786	202
	Sylvamo Corp.	3,633	168
			50,493
Real Estate (1.2%)
	Essential Properties Realty Trust Inc.	151,450	3,763
	Outfront Media Inc.	172,209	2,795
	Universal Health Realty Income Trust	41,970	2,019
	DigitalBridge Group Inc.	147,212	1,765
	NexPoint Residential Trust Inc.	29,854	1,304
	Tanger Factory Outlet Centers Inc.	66,375	1,303
*	Zillow Group Inc. Class C	26,726	1,188
	Lamar Advertising Co. Class A	9,798	979
	Hersha Hospitality Trust Class A	119,204	801
	Newmark Group Inc. Class A	92,228	653
	Community Healthcare Trust Inc.	10,265	376
	Phillips Edison & Co. Inc.	9,984	326
	RMR Group Inc. Class A	9,742	256
	CareTrust REIT Inc.	12,435	243
	Gladstone Commercial Corp.	10,858	137
			17,908
Utilities (0.7%)
	Otter Tail Corp.	55,796	4,032
	National Fuel Gas Co.	52,891	3,054
	Vistra Corp.	68,388	1,641
	MGE Energy Inc.	9,920	770
	Ormat Technologies Inc. (XNYS)	2,842	241
	Brookfield Infrastructure Corp. Class A (XTSE)	4,031	186
*	Pure Cycle Corp.	15,719	149
			10,073
Total Common Stocks (Cost $1,502,379)			1,376,979

		Shares	Market Value ($000)
Temporary Cash Investments (5.6%)
Money Market Fund (5.6%)
[3,4]	Vanguard Market Liquidity Fund, 4.839% (Cost $81,379)	813,847	81,376
Total Investments (101.3%) (Cost $1,583,758)			1,458,355
Other Assets and Liabilities—Net (-1.3%)			(19,068)
Net Assets (100%)			1,439,287
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $23,072,000.
2	Restricted securities totaling $792,000, representing 0.1% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $24,167,000 was received for securities on loan.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2023	331	30,013	529
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,376,187	792	—	1,376,979
Temporary Cash Investments	81,376	—	—	81,376
Total	1,457,563	792	—	1,458,355
Derivative Financial Instruments
Assets
Futures Contracts[1]	529	—	—	529
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.